Related party transactions	3 Months Ended
Mar. 31, 2025
Related party transactions
Related party transactions

4.    Related party transactions

Based on its current share ownership as of March 31, 2025, Fresenius SE, under the Company’s Articles of Association, has the right to appoint one of the six shareholder representatives to the Company’s Supervisory Board. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. In March 2025, Fresenius SE sold 10,600,000 of the Company’s shares, and in addition issued bonds to investors that are exchangeable for shares of the Company to be delivered by Fresenius SE. In announcing these transactions, Fresenius SE stated that it intends to retain no less than 25% plus one share of the Company’s shares. Fresenius SE remains the Company’s largest shareholder and owns 28.6% of the Company’s outstanding shares at March 31, 2025. Fresenius SE continues to have significant influence over the Company.

The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements with certain equity-method investees as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively, Fresenius SE Companies) to receive services, including, but not limited to: administrative and facility management services, employee benefit administration, information technology, intellectual property and certain treasury services. These related party agreements have generally been entered into for periods, or in some cases transitional periods, from several months up to four years (in some cases subject to change requests or with extension options).

The Company provides administrative services to one of its equity method investees. The Company also sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. The Company has also entered into a limited amount of shared procurement contracts with Fresenius SE Companies for the purchase of products from third parties.

In December 2010, the Company and Galenica Ltd. (now known as CSL Vifor) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as into certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above-described transactions with related parties.

Service agreements and products with related parties

in € THOUS

	For the three months ended		For the three months ended
	March 31, 2025		March 31, 2024		March 31, 2025		December 31, 2024
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	24	2,199	—	5,289	159	3,069	83	196
Fresenius SE affiliates	311	13,025	155	23,616	1,485	2,035	1,555	3,170
Equity method investees	1,283	—	1,209	—	6,271	—	19,408	—
Total	1,618	15,224	1,364	28,905	7,915	5,104	21,046	3,366

Products
Fresenius SE affiliates	13,818	9,311	18,772	6,643	19,109	7,851	19,890	7,818
Equity method investees	—	116,914	—	96,383	—	92,802	—	43,544
Total	13,818	126,225	18,772	103,026	19,109	100,653	19,890	51,362

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €13,019 and €5,172 at March 31, 2025 and December 31, 2024, respectively.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany, and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2032.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties

in € THOUS

	For the three months ended March 31, 2025			For the three months ended March 31, 2024			March 31, 2025		December 31, 2024
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	1,649	63	23	1,630	215	223	21,494	22,195	22,997	24,953
Fresenius SE affiliates	4,655	423	—	4,603	376	—	83,034	85,654	87,044	87,910
Total	6,304	486	23	6,233	591	223	104,528	107,849	110,041	112,863

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

c)    Financing

As of March 31, 2025 and December 31, 2024, the Company had outstanding accounts payable related to a cash pooling program with certain equity-method investees in the amount of €20,722 and €25,316, respectively. The interest rates for these cash management arrangements were set on a daily basis and were based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

d)    Key management personnel

The members of the Supervisory Board and the Management Board, as key management personnel, as well as their close relatives, are considered related parties of the Company. The Company has entered into service agreements with the members of the Management Board.